Other Financial Assets - Disclosure of the Bond Portfolio Stated at Fair Value (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	CAD 97.7	CAD 93.0
Within one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	5.6	18.6
2018 to 2022 [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	73.5	64.8
More than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	CAD 18.6	CAD 9.6